VAN KAMPEN UNIT TRUSTS, SERIES 1269
   Closed-End Strategy: Senior Loan and Limited Duration Portfolio, Series 34
            Closed-End Strategy: Global Income Portfolio, Series 12 Closed-End Strategy: Diversified Credit Opportunities Portfolio, Series 8

                      VAN KAMPEN UNIT TRUSTS, SERIES 1270
                  Precious Metals and Mining Portfolio 2012-4

                      VAN KAMPEN UNIT TRUSTS, SERIES 1272
                      Inflation Hedge Portfolio, Series 7

                      VAN KAMPEN UNIT TRUSTS, SERIES 1275
                    Alternatives Allocation Portfolio 2012-4

                      VAN KAMPEN UNIT TRUSTS, SERIES 1278
 Closed-End Strategy: Master Municipal Income Portfolio - California Series 20
  Closed-End Strategy: Master Municipal Income Portfolio - New York Series 20

                      VAN KAMPEN UNIT TRUSTS, SERIES 1279
              Conservative Income Allocation Portfolio, Series 14

                      VAN KAMPEN UNIT TRUSTS, SERIES 1280
                   High Income Allocation Portfolio, Series 1

                        INVESCO UNIT TRUSTS, SERIES 1281
                      ETF Allocation Portfolio, Series 13
                  ETF Diversified Income Portfolio, Series 11

                        INVESCO UNIT TRUSTS, SERIES 1282
                 Defensive Equity & Income Portfolio, Series 6


      The following is added to the Information Supplement with respect to each of the above referenced Portfolios:

      "An exclusion has been claimed for your Portfolio from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA") and, therefore, your Portfolio is not subject to registration as a commodity pool operator under the CEA."

Supplement Dated: January 11, 2013